Long-Term Debt - Additional Information - NOK Bonds (Detail)	6 Months Ended					6 Months Ended					6 Months Ended
	Jun. 30, 2013 USD ($)	Nov. 30, 2013 USD ($)	Nov. 30, 2013 NOK	Jun. 30, 2014 Norwegian kroner bond [Member] USD ($)	Jan. 31, 2013 Norwegian kroner bond [Member] NOK	Jun. 30, 2014 Norwegian Kroner Bond due in 2016 [Member] NIBOR Loan [Member] NOK	Jun. 30, 2014 Norwegian Kroner Bonds due through 2018 [Member] NIBOR Loan [Member] NOK	Jun. 30, 2014 Norwegian Kroner Bond due in 2017 [Member] USD ($)	Jun. 30, 2014 Norwegian Kroner Bond due in 2017 [Member] NIBOR Loan [Member] NOK	Jun. 30, 2014 Norwegian Kroner Bonds due through 2019 [Member] USD ($)	Jun. 30, 2014 Norwegian Kroner Bonds due through 2019 [Member] NIBOR Loan [Member]	Jan. 31, 2014 Norwegian Kroner Bonds due through 2019 [Member] NIBOR Loan [Member] NOK	Jun. 30, 2014 Interest Rate Swaps [Member] Norwegian Kroner Bond due in 2016 [Member] USD ($)	Jun. 30, 2014 Interest Rate Swaps [Member] Norwegian Kroner Bonds due through 2018 [Member] USD ($)	Jun. 30, 2014 Interest Rate Swaps [Member] Norwegian Kroner Bond due in 2017 [Member] USD ($)	Jun. 30, 2014 Interest Rate Swaps [Member] Norwegian Kroner Bonds due through 2019 [Member] USD ($)
Debt Instrument [Line Items]
Senior unsecured bonds issued			600,000,000	$ 212,000,000	1,300,000,000	500,000,000	800,000,000	$ 97,800,000	600,000,000	$ 163,100,000		1,000,000,000
Marginal rate added for interest paid						4.00%	4.75%		5.75%		4.25%
Reference rate for the variable rate of the debt instrument						NIBOR	NIBOR	NIBOR			NIBOR
Fixed interest rates based on interest rate swaps													4.80%	5.93%	7.49%	6.28%
Debt instrument transfer of principal amount													89,700,000	143,500,000	101,400,000	162,200,000
Repurchase of bond		388,500,000
Loss on bond repurchase	$ (1,759,000)